Schedule of Debt (Details) - Beneficent Capital Company [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
HCLP Nominees LLC [Member]
Short-Term Debt [Line Items]
Unamortized debt discount, net	$ (897)	$ (935)	$ 2,597
Related Party [Member]
Short-Term Debt [Line Items]
Total debt due to related parties	120,554	120,505	99,314
First Lien Credit Agreement [Member] | HCLP Nominees LLC [Member]
Short-Term Debt [Line Items]
Debt due to related parties, gross	21,260	21,264	21,350
Second Lien Credit Agreement [Member] | HCLP Nominees LLC [Member]
Short-Term Debt [Line Items]
Debt due to related parties, gross	72,983	72,996	73,291
Term Loan [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt due to related parties, gross	25,000	25,000
Other Borrowings [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt due to related parties, gross	$ 2,208	$ 2,180	$ 2,076